Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Federal Funds Purchased and Repurchase Agreements
The tables below present selected information on federal funds purchased and repurchase agreements during the six months ended June 30, 2014 and the year ended December 31, 2013:

Federal funds purchased	June 30,	December 31,
(dollars in thousands)	2014	2013
Balance outstanding at period end	$-	$-
Maximum balance at any month end during the period	$5	$-
Average balance for the period	$140	$14
Weighted average rate for the period	0.72%	0.79%
Weighted average rate at period end	0.00%	0.00%

Repurchase agreements	June 30,	December 31,
(dollars in thousands)	2014	2013
Balance outstanding at period end	$3,482	$3,009
Maximum balance at any month end during the period	$3,482	$3,770
Average balance for the period	$3,189	$3,475
Weighted average rate for the period	0.59%	0.60%
Weighted average rate at period end	0.59%	0.60%

The tables below present selected information on federal funds purchased and repurchase agreements:

Federal funds purchased (dollars in thousands)	December 31, 2013	December 31, 2012
Balance outstanding at year end	$—	$—
Maximum balance at any month end during the year	$—	$2
Average balance for the year	$14	$163
Weighted average rate for the year	0.79%	0.75%
Weighted average rate at year end	0.00%	0.00%

Repurchase agreements (dollars in thousands)	December 31, 2013	December 31, 2012
Balance outstanding at year end	$3,009	$2,942
Maximum balance at any month end during the year	$3,770	$6,292
Average balance for the year	$3,475	$3,486
Weighted average rate for the year	0.60%	0.89%
Weighted average rate at year end	0.60%	0.60%

Short Term Borrowings
The table below presents selected information on short-term borrowings during the six months ended June 30, 2014 and the year ended December 31, 2013:

Short-term borrowings	June 30,	December 31,
(dollars in thousands)	2014	2013
Balance outstanding at period end	$76,760	$41,940
Maximum balance at any month end during the period	$76,760	$62,124
Average balance for the period	$70,754	$16,963
Weighted average rate for the period	0.20%	0.22%
Weighted average rate at period end	0.21%	0.23%

The table below presents selected information on short-term borrowings:

Short-term borrowings (dollars in thousands)	December 31, 2013	December 31, 2012
Balance outstanding at year end	$41,940	$—
Maximum balance at any month end during the year	$62,124	$—
Average balance for the year	$16,963	$318
Weighted average rate for the year	0.22%	0.31%
Weighted average rate at year end	0.23%	0.00%